UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:     Towle & Co.
          -----------------------------------------------------
Address:  1610 Des Peres Rd, Suite 250
          -----------------------------------------------------
          St. Louis, MO 63131
          -----------------------------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  314-822-0204
        -------------------------

Signature, Place, and Date of Signing:

  Jodi L. Layman                     St. Louis, MO                     08/05/08
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                         -----------
Form 13F Information Table Entry Total:           44
                                         -----------
Form 13F Information Table Value Total:     $270,083
                                         -----------
                                         (thousands)

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Air Canada Inc                 Foreign Shares   008911703     5765  737600 SH       Sole    None      737600      0    0
Alaska Air Group Inc           Common Shares    011659109     2526  164683 SH       Sole    None      164683      0    0
AmeriServ Financial Inc        Common Shares    03074a102     2888  969032 SH       Sole    None      969032      0    0
Arkansas Best Corp             Common Shares    040790107    10196  278270 SH       Sole    None      278270      0    0
ArvinMeritor Inc               Common Shares    043353101     8390  672300 SH       Sole    None      672300      0    0
BankUnited Financial Corp      Common Shares    06652b103     1445 1504800 SH       Sole    None     1504800      0    0
Beazer Homes USA Inc           Common Shares    07556q105     3482  625159 SH       Sole    None      625159      0    0
Brunswick Corp                 Common Shares    117043109     9084  857000 SH       Sole    None      857000      0    0
Building Materials Hdlg Corp   Common Shares    120113105     2021 1141600 SH       Sole    None     1141600      0    0
CNA Financial Corp             Common Shares    126117100     8175  325050 SH       Sole    None      325050      0    0
Celestica Inc                  Common Shares    15101q108     9270 1099600 SH       Sole    None     1099600      0    0
Charming Shoppes Inc           Common Shares    161133103      121   26289 SH       Sole    None       26289      0    0
Chiquita Brands Intl Inc       Common Shares    170032809     9559  630100 SH       Sole    None      630100      0    0
ConocoPhillips                 Common Shares    20825c104     7849   83153 SH       Sole    None       83153      0    0
Covenant Transport Group Inc   Common Shares    22284p105     1665  496900 SH       Sole    None      496900      0    0
Flagstar Bancorp Inc           Common Shares    337930101     3782 1256325 SH       Sole    None     1256325      0    0
Flexsteel Industries Inc       Common Shares    339382103     3958  351853 SH       Sole    None      351853      0    0
Furniture Brands Intl Inc      Common Shares    360921100    16476 1233200 SH       Sole    None     1233200      0    0
Gehl Company                   Common Shares    368483103     5687  384500 SH       Sole    None      384500      0    0
Group 1 Automotive Inc         Common Shares    398905109     5740  288900 SH       Sole    None      288900      0    0
Haverty Furniture Co Inc       Common Shares    419596101     7913  788100 SH       Sole    None      788100      0    0
Irwin Financial Corp           Common Shares    464119106     3624 1347300 SH       Sole    None     1347300      0    0
Jo-Ann Stores Inc              Common Shares    47758p307     5543  240676 SH       Sole    None      240676      0    0
Korea Electric Power Corp      Sponsored ADR    500631106     7359  506500 SH       Sole    None      506500      0    0
LandAmerica Financial Group    Common Shares    514936103     6651  299734 SH       Sole    None      299734      0    0
Inc.
Lear Corp                      Common Shares    521865105     7395  521500 SH       Sole    None      521500      0    0
M/I Homes Inc                  Common Shares    55305b101     6942  441330 SH       Sole    None      441330      0    0
Meritage Homes Corporation     Common Shares    59001a102     5685  374741 SH       Sole    None      374741      0    0
Navistar Intl. Corp New        Common Shares    63934e108    22280  338500 SH       Sole    None      338500      0    0
Newpark Resources Inc          Common Shares    651718504     9552 1215300 SH       Sole    None     1215300      0    0
OfficeMax Incorporated         Common Shares    67622p101     5407  389000 SH       Sole    None      389000      0    0
PFF Bancorp Inc                Common Shares    69331w104      915  847484 SH       Sole    None      847484      0    0
PMA Capital Corp               Common Shares    693419202     7114  772381 SH       Sole    None      772381      0    0
PolyOne Corporation            Common Shares    73179p106     6742  967300 SH       Sole    None      967300      0    0
Proliance International Inc    Common Shares    74340r104      968 1018748 SH       Sole    None     1018748      0    0
Quanta Capital Holdings Ltd    Common Shares    g7313f106     2992 1133200 SH       Sole    None     1133200      0    0
Sanmina-SCI Corp               Common Shares    800907107     7418 5795100 SH       Sole    None     5795100      0    0
Steak N Shake Company          Common Shares    857873103     4870  769400 SH       Sole    None      769400      0    0
Stewart Info. Services Corp    Common Shares    860372101     5014  259250 SH       Sole    None      259250      0    0
Tesoro Corporation             Common Shares    881609101     5348  270498 SH       Sole    None      270498      0    0
Union Drilling Inc             Common Shares    90653p105     3334  153789 SH       Sole    None      153789      0    0
Valero Energy Corp             Common Shares    91913y100     6131  148879 SH       Sole    None      148879      0    0
Virco Mfg Corp                 Common Shares    927651109     3249  651044 SH       Sole    None      651044      0    0
YRC Worldwide Inc              Common Shares    984249102     9561  643000 SH       Sole    None      643000      0    0